Consolidated Statements of Income - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022		Sep. 30, 2021
Revenue:
Commissions		¥ 68,152	¥ 91,636	¥ 138,583		¥ 174,522
Fees from investment banking		24,189	33,901	51,474		69,604
Asset management and portfolio service fees		69,038	67,193	137,288		131,237
Net gain on trading		160,905	91,142	302,823		143,136
Gain on private equity and debt investments		5,738	475	1,203		26,463
Interest and dividends		196,893	69,925	305,942		134,461
Gain (loss) on investments in equity securities		(1,523)	2,082	(3,265)		5,550
Other		10,460	22,855	9,772		99,408
Total revenue		533,852	379,209	943,820		784,381
Interest expense		215,894	60,343	326,834		112,240
Net revenue	[1]	317,958	318,866	616,986	[2]	672,141	[2]
Non-interest expenses:
Compensation and benefits		150,894	129,245	293,955		264,848
Commissions and floor brokerage		28,183	27,397	56,671		54,213
Information processing and communications		52,127	45,136	101,859		89,235
Occupancy and related depreciation		16,643	17,846	33,002		34,562
Business development expenses		5,353	3,902	10,052		7,196
Other		33,274	76,873	78,230		125,087
Total non-interest expenses		286,474	300,399	573,769		575,141
Income before income taxes		31,484	18,467	43,217	[2]	97,000	[2]
Income tax expense		14,741	12,984	26,081		41,524
Net income		16,743	5,483	17,136		55,476
Less: Net income (loss) attributable to noncontrolling interests		(28)	2,270	(1,331)		3,776
Net income attributable to NHI shareholders		¥ 16,771	¥ 3,213	¥ 18,467		¥ 51,700
Basic-
Net income attributable to NHI shareholders per share		¥ 5.59	¥ 1.04	¥ 6.13		¥ 16.76
Diluted-
Net income attributable to NHI shareholders per share		¥ 5.41	¥ 1.01	¥ 5.91		¥ 16.25

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event.